Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Income Taxes
Summary of income (loss) before income taxes

The domestic and foreign components of income (loss) before provision for income taxes were as follows (in thousands):

	2020	2019	2018
Domestic	$12,837	$(29,247)	$(65,466)
Foreign	(740)	(8,030)	(12,138)
Total income (loss) before income taxes	$12,097	$(37,277)	$(77,604)

Schedule of provision (benefit) for income taxes

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2021	2020	2021	2020
Income tax benefit	(353)	(12)	(5,011)	(797)
Effective tax rate	9.0%	0.6%	24.2%	3.6%

The provision (benefit) for income taxes consisted of the following (in thousands):

	Year Ended December 31,
	2020	2019	2018
Current (benefit) / provision
Federal	$(16)	$(7)	$(1)
State	188	20	(1)
Foreign	657	(370)	1,024
Total current (benefit) / provision	829	$(357)	$1,022
Deferred (benefit) / provision
Federal	$7	$1	$1
State	4	7	2
Foreign	101	(9)	(123)
Total deferred (benefit) / provision	112	$(1)	$(120)
Total (benefit) / provision
Federal	$(9)	$(6)	$—
State	192	27	1
Foreign	758	(379)	901
Total (benefit) / provision	$941	$(358)	$902

Summary of reconciliation of the U.S. statutory income tax rate to the Company's effective tax rate

A reconciliation of the U.S. federal statutory income tax rate of 21% for the years ended December 31, 2020, 2019 and 2018 to the Company’s effective tax rate is as follows (in thousands):

	Year Ended December 31,
	2020	2019	2018
Income tax provision (benefit) at the U.S. federal statutory rate	$2,540	$(7,828)	$(16,297)
State income taxes	323	(543)	(1,434)
Permanent differences	(53)	521	637
Change in valuation allowance	(3,720)	6,258	18,816
Effect of foreign operations	325	373	584
Stock-based compensation	198	478	649
Effect of change in tax rates	(253)	(320)	9
Sale of foreign subsidiary	1,323	—	—
Foreign investment basis differences	190	49	(218)
Research & development tax credits	(253)	(922)	(1,786)
Foreign currency translation & transactions	144	33	88
Prior period adjustments	230	1,210	—
Other	(53)	333	(146)
Total provision (benefit) for income taxes	$941	$(358)	$902

Summary of tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities

Significant components of deferred tax assets and liabilities as of were as follows (in thousands):

	Years Ended December 31,
	2020	2019
Deferred tax assets
Net operating loss carryforwards	$79,475	$83,120
Accruals	2,879	1,464
Stock-based compensation	2,841	2,853
Bad debt	262	168
Deferred rent	5,043	5,412
Other	1,185	1,532
Total deferred tax asset	$91,685	$94,549
Valuation allowance	(83,978)	(87,698)
Net deferred tax asset	$7,707	$6,851

Deferred tax liabilities
Deferred state income tax	(2,087)	(2,158)
Depreciation and amortization	(1,720)	(835)
Intangible assets	(3,905)	(3,751)
Total deferred tax liability	$(7,712)	$(6,744)
Net deferred tax asset (liability)	$(5)	$107

Schedule of income tax examinations

Year
United States	2016
United Kingdom	2019